As filed with the Securities and Exchange Commission on August 1, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  February 28, 2017

Date of reporting period:  May 31, 2016

Item 1. Schedules of Investments.

Wasmer Schroeder High Yield Municipal Fund
Schedule of Investments
May 31, 2016 (Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS - 96.90%
Alabama - 4.40%
County of Jefferson Alabama Revenue Bonds
5.25%, 1/1/2019 (Callable 7/1/2016)	$500,000	$505,450
5.25%, 1/1/2020 (Callable 7/1/2016)	300,000	303,267
5.50%, 1/1/2021 (Callable 7/1/2016) (AGM Insured)	275,000	277,318
5.50%, 1/1/2022 (Callable 7/1/2016)	145,000	146,581
5.25%, 1/1/2023 (Callable 7/1/2016) (AGM Insured)	100,000	100,844
5.25%, 1/1/2023 (Callable 7/1/2016)	100,000	101,090
5.00%, 1/1/2024 (Callable 7/1/2016)	500,000	504,560
4.75%, 1/1/2025 (Callable 7/1/2016) (AMBAC Insured)	655,000	659,487
4.75%, 1/1/2025 (Callable 7/1/2016) (AGM Insured)	800,000	802,792
4.75%, 1/1/2025 (Callable 7/1/2016)	1,000,000	1,008,440
		4,409,829
Alaska - 0.26%
Valdez Alaska Marine Terminal Revenue Bonds
5.00%, 1/1/2021	225,000	258,314
Arizona - 1.89%
Salt Verde Financial Corp. Revenue Bonds
5.00%, 12/1/2037	1,525,000	1,897,619
California - 4.80%
Bay Area Toll Authority Revenue Bonds
5.00%, 10/1/2054 (Callable 10/1/2024)	1,000,000	1,176,180
California Statewide Communities Development Revenue Bonds
5.25%, 12/1/2029 (Callable 12/1/2024)	1,000,000	1,168,430
5.25%, 12/1/2044 (Callable 12/1/2024)	500,000	561,085
Hercules Redevelopment Agency Tax Allocation Bonds
5.00%, 8/1/2025 (Callable 2/1/2018) (AMBAC Insured)	200,000	205,476
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
5.25%, 1/15/2049 (Callable 1/15/2025)	1,000,000	1,106,430
Soledad Redevelopment Agency Tax Allocation Bonds
5.00%, 12/1/2032 (Callable 12/1/2017) (XLCA Insured)	600,000	590,208
		4,807,809
Colorado - 3.01%
Denver Convention Center Hotel Authority Revenue Bonds
5.00%, 12/1/2035 (Callable 11/1/2016) (XLCA Insured)	750,000	756,173
Public Authority for Colorado Energy Revenue Bonds
6.50%, 11/15/2038	1,585,000	2,263,887
		3,020,060
District of Columbia - 1.63%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
5.00%, 10/1/2053 (Callable 4/1/2022)	1,500,000	1,634,115
Florida - 14.90%
Alachua County Health Facilities Authority Revenue Bonds
5.00%, 12/1/2036 (Callable 12/1/2024)	1,000,000	1,145,760
Babcock Ranch Community Independent Special District Revenue Bonds
4.25%, 11/1/2021	595,000	600,158
4.75%, 11/1/2026 (Callable 11/1/2025)	925,000	939,041
5.00%, 11/1/2031 (Callable 11/1/2025)	155,000	156,967

5.25%, 11/1/2046 (Callable 11/1/2025)	265,000	267,732
Collier County Educational Facilities Authority Revenue Bonds
6.125%, 11/1/2043 (Callable 11/1/2023)	1,000,000	1,136,460
Collier County Health Facilities Authority Revenue Bonds
5.00%, 5/1/2045 (Callable 5/1/2025)	1,100,000	1,259,775
Florida Gulf Coast University Financing Corp. Revenue Bonds
5.00%, 2/1/2043 (Callable 2/1/2023)	600,000	673,482
Florida Higher Educational Facilities Financial Authority Revenue Bonds
5.00%, 4/1/2032 (Callable 4/1/2022)	500,000	565,645
Halifax Hospital Medical Center Florida Hospital Revenue Bonds
5.00%, 6/1/2036 (Callable 6/1/2026)	1,000,000	1,162,220
Lee County Industrial Development Authority Revenue Bonds
4.50%, 10/1/2032 (Callable 10/1/2022)	500,000	516,460
5.50%, 10/1/2047 (Callable 10/1/2022)	1,000,000	1,081,080
Midtown Miami Community Development District Special Assessment
5.00%, 5/1/2037 (Callable 5/1/2023)	350,000	372,680
Palm Beach County Health Facilities Authority Revenue Bonds
7.25%, 6/1/2034 (Callable 6/1/2022)	750,000	908,078
Talis Park Community Development District Special Assessment
5.25%, 5/1/2021	400,000	402,388
5.55%, 5/1/2036 (Callable 7/1/2016)	1,435,000	1,436,090
Town of Davie Florida Revenue Bonds
6.00%, 4/1/2042 (Callable 4/1/2023)	500,000	612,715
Villagewalk of Bonita Springs Community Development District Special Assessment
5.15%, 5/1/2038 (Callable 5/1/2017)	825,000	831,980
Winter Garden Village at Fowler Groves Community Development District Special Assessment
5.65%, 5/1/2037 (Callable 7/1/2016)	875,000	875,936
		14,944,647
Georgia - 2.25%
Municipal Electric Authority of Georgia Revenue Bonds
5.00%, 7/1/2060 (Callable 7/1/2025)	2,000,000	2,256,420
Guam - 2.27%
Guam Government Business Privilege Tax Bonds
5.25%, 1/1/2036 (Callable 1/1/2022)	500,000	567,035
Guam Government Waterworks Authority Revenue Bonds
5.00%, 7/1/2035 (Callable 7/1/2024)	500,000	572,900
Guam Power Authority Revenue Bonds
5.00%, 10/1/2021	495,000	571,037
5.00%, 10/1/2034 (Callable 10/1/2022)	500,000	563,195
		2,274,167
Illinois - 13.58%
Chicago Board of Education General Obligation Bonds
5.00%, 12/1/2022 (Callable 12/1/2017) (AGM Insured)	220,000	225,247
5.50%, 12/1/2026 (AGC Insured)	575,000	651,061
5.00%, 12/1/2042 (Callable 12/1/2022) (AGM Insured)	1,000,000	1,014,390
Chicago Illinois Water Revenue Bonds
5.00%, 11/1/2026	275,000	331,235
Chicago Illinois Wastewater Transmission Revenue Bonds
5.00%, 1/1/2027 (Callable 1/1/2022)	345,000	384,503
Chicago Park District General Obligation Bonds
4.00%, 1/1/2022 (Callable 1/1/2018)	50,000	51,325
5.50%, 1/1/2033 (Callable 1/1/2019)	350,000	369,313
City of Chicago Illinois General Obligation Bonds
4.00%, 1/1/2017 (Callable 7/1/2016) (AMBAC Insured)	280,000	280,756

4.00%, 1/1/2020 (Callable 1/1/2018)	75,000	75,226
5.00%, 1/1/2025	1,000,000	1,020,939
5.00%, 1/1/2029 (Callable 1/1/2020) (AGM Insured)	500,000	537,720
5.25%, 1/1/2033 (Callable 1/1/2018)	340,000	336,648
5.50%, 1/1/2039 (Callable 1/1/2025)	1,000,000	1,001,980
City of Chicago Illinois Sales Tax Revenue Bonds
5.00%, 1/1/2032 (Callable 1/1/2025)	250,000	268,370
City of Chicago Illinois Waterworks Revenue Bonds
5.00%, 11/1/2044 (Callable 11/1/2024)	1,000,000	1,122,380
Metropolitan Pier & Exposition Authority Revenue Bonds
5.20%, 6/15/2050 (Callable 6/15/2020)	2,000,000	2,117,580
State of Illinois General Obligation Bonds
5.00%, 2/1/2021	600,000	661,422
5.25%, 7/1/2030 (Callable 7/1/2023)	500,000	551,130
5.00%, 3/1/2034 (Callable 7/1/2016) (AMBAC Insured)	1,000,000	1,004,660
5.00%, 5/1/2034 (Callable 5/1/2024)	500,000	539,230
5.00%, 2/1/2039 (Callable 2/1/2024)	1,000,000	1,069,459
		13,614,574
Iowa - 1.12%
Iowa Higher Education Loan Authority Revenue Bonds
5.00%, 10/1/2037 (Callable 10/1/2025)	1,105,000	1,118,072
Louisiana - 0.24%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds
6.30%, 7/1/2030 (AMBAC Insured)	205,000	239,301
Maine - 1.32%
Maine Health & Higher Educational Facilities Revenue Bonds
5.00%, 7/1/2024 (Callable 7/1/2023)	850,000	987,046
5.00%, 7/1/2027 (Callable 7/1/2023)	300,000	340,044
		1,327,090
Maryland - 1.95%
City of Baltimore Maryland Revenue Bonds
5.25%, 9/1/2023 (Callable 9/1/2016) (XLCA Insured)	205,000	206,837
5.25%, 9/1/2025 (Callable 9/1/2016) (XLCA Insured)	50,000	50,374
5.25%, 9/1/2026 (Callable 9/1/2016) (XLCA Insured)	50,000	50,343
5.00%, 9/1/2032 (Callable 9/1/2016) (XLCA Insured)	75,000	75,596
5.25%, 9/1/2039 (Callable 9/1/2016) (XLCA Insured)	505,000	507,256
Maryland State Economic Development Corp. Student Housing Refunding Revenue Bonds
5.00%, 7/1/2039 (Callable 7/1/2025)	1,000,000	1,063,720
		1,954,126
Massachusetts - 1.08%
Massachusetts Development Finance Agency Revenue Bonds
5.00%, 7/1/2044 (Callable 7/1/2025)	500,000	567,120
5.125%, 7/1/2044 (Callable 7/1/2024)	500,000	519,920
		1,087,040
Michigan - 8.28%
City of Detroit Michigan General Obligation Bonds
5.00%, 4/1/2020 (Callable 7/1/2016) (NATL Insured)	22,475	22,518
5.25%, 4/1/2023 (Callable 7/1/2016) (AMBAC Insured)	58,900	57,331
City of Detroit Michigan Sewage Disposal System Revenue Bonds
7.00%, 7/1/2027 (Callable 7/1/2019) (AGM Insured)	1,000,000	1,165,140
City of Detroit Michigan Water Supply System Revenue Bonds
5.00%, 7/1/2034 (Callable 7/1/2016) (NATL Insured)	5,000	5,017
5.00%, 7/1/2034 (Callable 7/1/2016) (AGM Insured)	290,000	290,496
County of Wayne Michigan General Obligation Bonds

5.00%, 2/1/2038 (Callable 2/1/2018) (AGM Insured)	1,000,000	1,022,490
Detroit Wayne County Stadium Authority Revenue Bonds
5.00%, 10/1/2026 (Callable 10/1/2022) (AGM Insured)	250,000	282,765
Michigan Finance Authority Revenue Bonds
5.00%, 7/1/2032 (Callable 7/1/2024) (AGM Insured)	1,000,000	1,161,180
5.00%, 7/1/2034 (Callable 7/1/2024) (NATL Insured)	870,000	991,965
5.00%, 7/1/2035 (Callable 7/1/2025)	1,000,000	1,150,160
5.00%, 7/1/2044 (Callable 7/1/2024)	1,500,000	1,680,615
State of Michigan Financing Authority Revenue Bonds
5.00%, 4/1/2020 (Callable 7/1/2016) (NATL Insured)	122,525	122,534
5.125%, 4/1/2022 (Callable 10/1/2016) (NATL Insured)	29,575	29,654
5.25%, 4/1/2023 (Callable 7/1/2016) (AMBAC Insured)	321,100	322,025
		8,303,890
Minnesota - 5.85%
Southcentral Minnesota Multi-County Housing & Redevelopment Authority Revenue Bonds
2.25%, 2/1/2000 (b) (c)	15,000	8,700
2.25%, 2/1/2002 (b) (c)	30,000	17,400
2.25%, 2/1/2005 (b) (c)	20,000	11,600
2.25%, 2/1/2006 (b) (c)	20,000	11,600
2.25%, 2/1/2007 (b) (c)	65,000	37,700
2.25%, 6/1/2008 (b) (c)	10,000	5,800
2.25%, 2/1/2017 (b) (c)	450,000	261,000
2.25%, 2/1/2025 (b) (c)	9,500,000	5,510,000
		5,863,800
New Hampshire - 0.58%
Manchester New Hampshire Airport Revenue Bonds
5.00%, 1/1/2023	500,000	582,295
New Jersey - 7.15%
Atlantic City Municipal Utilities Authority Revenue Bonds
4.00%, 6/1/2016 (AMBAC Insured)	380,000	380,000
New Jersey Economic Development Authority School Facilities Construction Bonds
5.00%, 6/15/2025	500,000	553,565
5.00%, 3/1/2030 (Callable 3/1/2023)	750,000	809,078
5.00%, 6/15/2034 (Callable 6/15/2024)	1,000,000	1,085,280
New Jersey Transportation Trust Fund Authority Revenue Bonds
5.00%, 6/15/2025 (Callable 6/15/2023)	1,000,000	1,105,920
4.625%, 6/15/2030 (Callable 6/15/2025)	1,000,000	1,056,300
5.00%, 6/15/2044 (Callable 6/15/2024)	1,000,000	1,076,650
South Jersey Transportation Authority Revenue Bonds
5.00%, 11/1/2039 (Callable 11/1/2024)	1,000,000	1,103,080
		7,169,873
New York - 3.41%
New York City Industrial Development Agency Revenue Bonds
5.00%, 1/1/2046 (Callable 1/1/2017) (AMBAC Insured)	1,400,000	1,422,596
New York Liberty Development Corp. Revenue Bonds
5.25%, 10/1/2035	1,500,000	1,920,450
New York City Industrial Development Agency Revenue Bonds
5.00%, 1/1/2031 (Callable 1/1/2017) (AMBAC Insured)	70,000	71,559
		3,414,605
Ohio - 1.42%
City of Cleveland Ohio Airport System Revenue Bonds
5.00%, 1/1/2031 (Callable 1/1/2022)	1,280,000	1,424,461
Pennsylvania - 2.34%
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds

5.00%, 12/1/2040 (Callable 12/1/2025)	1,500,000	1,751,670
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds
5.00%, 12/1/2030 (Callable 12/1/2025)	500,000	591,155
		2,342,825
Puerto Rico - 3.80%
Commonwealth of Puerto Rico General Obligation Bonds
5.50%, 7/1/2020 (NATL Insured)	665,000	702,100
Puerto Rico Electric Power Authority Revenue Bonds
5.00%, 7/1/2022 (Callable 7/1/2016) (NATL Insured)	395,000	398,322
5.00%, 7/1/2023 (Callable 7/1/2016) (NATL Insured)	180,000	181,305
5.00%, 7/1/2024 (Callable 7/1/2016) (NATL Insured)	420,000	425,909
5.00%, 7/1/2024 (Callable 7/1/2017) (AGM Insured)	450,000	455,595
Puerto Rico Highways & Transportation Authority Revenue Bonds
5.00%, 7/1/2018 (Callable 7/1/2016) (NATL Insured)	195,000	197,426
4.75%, 7/1/2038 (Callable 7/1/2018) (NATL Insured)	650,000	606,157
Puerto Rico Municipal Finance Agency Revenue Bonds
5.25%, 8/1/2022 (AGC Insured)	815,000	841,047
		3,807,861
South Carolina - 0.02%
Connector 2000 Association Inc. Revenue Bonds
0.00%, 1/1/2021 (d)	5,058	3,305
0.00%, 1/1/2022 (d)	5,349	2,918
0.00%, 1/1/2032 (Callable 4/1/2026) (d)	41,080	2,440
0.00%, 7/22/2051 (Callable 4/1/2026) (d)	151,083	894
0.00%, 7/22/2051 (Callable 4/1/2026) (d)	222,170	14,234
		23,791
Tennessee - 0.75%
Chattanooga Tennessee Health, Educational, and Student Housing Facility Board Revenue Bonds
5.00%, 10/1/2029 (Callable 10/1/2025)	500,000	582,145
5.00%, 10/1/2030 (Callable 10/1/2025)	150,000	174,510
		756,655
Texas - 3.51%
Austin Convention Enterprises Inc. Revenue Bonds
5.00%, 1/1/2034 (Callable 1/1/2017) (XLCA Insured)	1,760,000	1,790,870
Central Texas Turnpike System Revenue Bonds
5.00%, 8/15/2034 (Callable 8/15/2024)	1,000,000	1,149,880
5.00%, 8/15/2041 (Callable 8/15/2022)	500,000	574,770
		3,515,520
Vermont - 0.76%
City of Burlington Vermont Airport Revenue Bonds
4.00%, 7/1/2028 (Callable 7/1/2022)	750,000	762,945
Virginia - 1.52%
City of Chesapeake Virginia Expressway Toll Road Revenue Bonds
4.125%, 7/15/2042 (Callable 7/15/2022)	500,000	516,500
5.00%, 7/15/2047 (Callable 7/15/2022)	905,000	1,003,301
		1,519,801
Washington - 1.79%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds
4.50%, 9/1/2022	190,000	200,784
5.25%, 9/1/2032 (Callable 9/1/2022)	1,000,000	1,058,210
Skagit County Public Hospital District No. 1 Revenue Bonds
5.00%, 12/1/2037 (Callable 12/1/2023)	500,000	531,105
		1,790,099
Wisconsin - 1.02%

Wisconsin Health & Educational Facilities Authority Revenue Bonds
5.25%, 12/1/2049 (Callable 12/1/2022)	1,000,000	1,025,830
TOTAL MUNICIPAL BONDS (Cost $91,591,986)		97,147,434

MONEY MARKET FUNDS - 1.60%
Fidelity Institutional Tax-Exempt Portfolio - Institutional Class, 0.25% (a)	1,600,180	1,600,180
TOTAL MONEY MARKET FUNDS (Cost $1,600,180)		1,600,180

Total Investments (Cost $93,192,166) - 98.50%		98,747,614
Other Assets in Excess of Liabilities - 1.50%		1,500,586
TOTAL NET ASSETS - 100.00%		$100,248,200

Scheduled principal and interest payments are guaranteed by the following bond insurers.
AGC - Assured Guaranty Corp.
AGM - Assured Guaranty Municipal Corp.
AMBAC - Ambac Assurance Corp.
NATL - National Public Finance Guarantee
XLCA - Syncora Guarantee Inc.
The insurance does not guarantee the market value of the municipal bonds.
(a)	Rate shown is the 7-day annualized yield at May 31, 2016.
(b)	Security is considered illiquid. As of May 31, 2016, the value of these investments was $5,863,800 or 5.85% of total net assets.
(c)	Security is in default.
(d)	Security is a zero coupon bond. Zero coupon bonds are issued at a substantial discount from their value at maturity.

Wasmer Schroeder High Yield Municipal Fund
Notes to the Schedule of Investments
May 31, 2016 (Unaudited)

Note 1 – Securities Valuation

The Wasmer Schroeder High Yield Municipal Fund’s (the “Fund”) investments in securities are carried at their fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Debt securities are valued at their bid prices furnished by an independent pricing service using valuation methods that are designed to represent fair value.  These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most debt securities are categorized in level 2 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of May 31, 2016, the Fund held illiquid securities with a value of $5,863,800 or 5.85% of total net assets.

Information concerning these illiquid securities is as follows:

	PAR	Dates Acquired	Cost Basis
Southcentral Minnesota Multi-County Housing & Redevelopment Authority, due 2000-2025	$10,110,000	9/04 – 2/14	$4,433,456

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2016:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Securities	$-	$97,147,434	$-	$97,147,434
Total Fixed Income	-	97,147,434	-	97,147,434
Money Market Funds	1,600,180	-	-	1,600,180
Total Investments	$1,600,180	$97,147,434	$-	$98,747,614

Refer to the Fund’s schedule of investments for additional information. Transfers between levels are recognized at May 31, 2016, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended May 31, 2016.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at May 31, 2016 was as follows*:

Cost of investments	$93,192,166

Gross unrealized appreciation	$5,612,038
Gross unrealized depreciation	(56,590)
Net unrealized appreciation	$5,555,448

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date   7/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 7/26/16

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date 7/26/16

* Print the name and title of each signing officer under his or her signature.